Selling and Marketing Expenses	6 Months Ended
Jun. 30, 2024
Selling And Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES
7	SELLING AND MARKETING EXPENSES

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

Marketing and branding expenses	1,134,752	1,288,353
Advertising expenses	7,940,319	3,348,757
	9,075,071	4,637,110